Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net operating revenues:
Revenues	$ 83,795	$ 80,899
Costs and expenses:
Operating costs	66,566	66,735
Depreciation and amortization expense	3,906	3,826
Selling, general and administrative expenses	10,248	10,227
Operating income	3,075	111
Other income (expense):
Interest expense, net	(2,040)	(2,098)
Other income, net	7	0
Income (loss) before income taxes	1,042	(1,987)
Provision for income taxes	90	57
Net income (loss)	952	(2,044)
Less net loss attributable to non-controlling interest in subsidiaries	(366)	(269)
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$ 1,318	$ (1,775)
Basic and diluted net income (loss) per share (in dollars per share)	$ 0.34	$ (0.46)
Weighted average shares outstanding - basic and diluted (in shares)	3,899,431	3,899,431
Waste Management Services [Member]
Net operating revenues:
Revenues	$ 45,922	$ 44,611
Costs and expenses:
Operating costs	35,940	35,642
Waste Management Services [Member] | Operating Segments [Member]
Net operating revenues:
Revenues	45,922	44,611
Costs and expenses:
Operating costs	35,940	35,642
Depreciation and amortization expense	196	109
Selling, general and administrative expenses	4,954	4,847
Other income (expense):
Interest expense, net	(27)	0
Other income, net	7
Income (loss) before income taxes	4,812	4,013
Golf and Related Operations [Member]
Costs and expenses:
Operating costs	24,521	24,775
Golf and Related Operations [Member] | Operating Segments [Member]
Net operating revenues:
Revenues	37,873	36,288
Costs and expenses:
Operating costs	30,626	31,093
Depreciation and amortization expense	3,480	3,464
Selling, general and administrative expenses	2,148	1,885
Other income (expense):
Interest expense, net	(30)	(30)
Other income, net	0
Income (loss) before income taxes	1,589	(184)
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Revenues	13,537	13,491
Costs and expenses:
Operating costs	6,105	6,318
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Revenues	$ 24,336	$ 22,797